Share buyback	12 Months Ended
Dec. 31, 2025
Disclosure Of Share Buyback [Abstract]
Share buyback	24. Share buyback
On 13 February 2025, Unilever PLC announced a share buyback programme for an aggregate market value up to €1.5 billion. The programme was completed on 30
May 2025, with the Group repurchasing 27,815,955 (2024: 27,368,909) ordinary shares which were held by Unilever as treasury shares until their cancellation in
December 2025. Consideration paid in 2025 for the repurchase of shares including transaction costs was €1,510 million (2024: €1,508 million) and was recognised in other reserves.